Pension and Post-Retirement and Post-Employment Benefits - Schedule of Weighted Average Assumptions Used to Determine Net Periodic Benefit Costs (Parenthetical) (Detail) (Maximum [Member])	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Grading Down in and After 2031 [Member]
Schedule Of Weighted Average Assumption Determining Pension Plan And Other Post retirement Benefit Plan [Line Items]
Assumed health care cost trend, percentage	4.39%	4.41%
2013 [Member]
Schedule Of Weighted Average Assumption Determining Pension Plan And Other Post retirement Benefit Plan [Line Items]
Assumed health care cost trend, percentage	6.91%
2012 [Member]
Schedule Of Weighted Average Assumption Determining Pension Plan And Other Post retirement Benefit Plan [Line Items]
Assumed health care cost trend, percentage		7.03%